UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-23057
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                        Guggenheim Energy & Income Fund
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               (Exact name of registrant as specified in charter)

                             227 West Monroe Street
                             ----------------------
                               Chicago, IL 60606
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              (Address of principal executive offices) (Zip code)

                                  Brian Binder
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                             227 West Monroe Street
                             ----------------------
                               Chicago, IL 60606
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                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 312-827-0100
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                     Date of fiscal year end: September 30
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             Date of reporting period: July 1, 2021 - June 30, 2022
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       Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss.
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

       A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Proxy Voting Record.


******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-23057
Reporting Period: 07/01/2021 - 06/30/2022
GUGGENHEIM ENERGY & INCOME FUND









======================= GUGGENHEIM ENERGY & INCOME FUND ========================


UNIT CORPORATION

Ticker:       UNTC           Security ID:  909218406
Meeting Date: DEC 07, 2021   Meeting Type: Annual
Record Date:  OCT 20, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Steven B. Hildebrand     For       For          Management
1.2   Elect Director Andrei Verona            For       For          Management
2     Ratify Grant Thornton LLP as Auditors   For       For          Management


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WHITING PETROLEUM CORPORATION

Ticker:       WLL            Security ID:  966387508
Meeting Date: JUN 28, 2022   Meeting Type: Special
Record Date:  MAY 18, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                For       For          Management
2     Advisory Vote on Golden Parachutes      For       For          Management
3.1   Elect Director Janet L. Carrig          For       Withhold     Management
3.2   Elect Director Susan M. Cunningham      For       For          Management
3.3   Elect Director Paul J. Korus            For       For          Management
3.4   Elect Director Kevin S. McCarthy        For       For          Management
3.5   Elect Director Lynn A. Peterson         For       For          Management
3.6   Elect Director Daniel J. Rice, IV       For       For          Management
3.7   Elect Director Anne Taylor              For       For          Management
4     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation

========== END NPX REPORT

                                   SIGNATURES

       Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Guggenheim Energy & Income Fund
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By:      /s/  Brian Binder
Name:    Brian Binder
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Title:   President and Chief Executive Officer
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Date:    August 22, 2022